Accounts Receivable - Transactions Affecting Allowance for Doubtful Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Balance, beginning of year	$ 10	$ 11	$ 13
Provisions charged to expense	3	6	3
Write-offs and other	(2)	(7)	(5)
Balance, end of year	$ 11	$ 10	$ 11